Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	76,419,000	80,996,000	66,105,000
Concentration Risk By Type [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	2,161	1,551
Concentration Risk By Type [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	33	48
Concentration Risk By Type [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	32	28
Concentration Risk By Type [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	7	8
Concentration Risk By Type [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	491	499
Concentration Risk By Type [member] | Financials [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	1
Concentration Risk By Type [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1,558	968
Concentration Risk By Type [member] | Funds [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	26	43
Concentration Risk By Type [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	19	19
Concentration Risk By Type [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	54	30
Concentration Risk By Type [member] | Other [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	4
Concentration Risk By Type [member] | Americas [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	532	567
Concentration Risk By Type [member] | Americas [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	26	28
Concentration Risk By Type [member] | Americas [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	6	8
Concentration Risk By Type [member] | Americas [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	466	491
Concentration Risk By Type [member] | Americas [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	19	19
Concentration Risk By Type [member] | Americas [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	15	22
Concentration Risk By Type [member] | The Netherlands [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1,412	859
Concentration Risk By Type [member] | The Netherlands [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	3
Concentration Risk By Type [member] | The Netherlands [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1,410	852
Concentration Risk By Type [member] | The Netherlands [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding		4
Concentration Risk By Type [member] | United Kingdom [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	5
Concentration Risk By Type [member] | United Kingdom [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding		1
Concentration Risk By Type [member] | United Kingdom [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	4
Concentration Risk By Type [member] | Central & Eastern Europe [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	64	54
Concentration Risk By Type [member] | Central & Eastern Europe [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	62	53
Concentration Risk By Type [member] | Central & Eastern Europe [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	2	2
Concentration Risk By Type [member] | Spain & Portugal [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	10	5
Concentration Risk By Type [member] | Spain & Portugal [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	3
Concentration Risk By Type [member] | Spain & Portugal [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	7	2
Concentration Risk By Type [member] | Asia [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	7	1
Concentration Risk By Type [member] | Asia [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	7	1
Concentration Risk By Type [member] | Asset management [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	4	2
Concentration Risk By Type [member] | Asset management [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	4	2